Bank Borrowings	6 Months Ended
Jun. 30, 2023
Bank Borrowings [Abstract]
BANK BORROWINGS

13. BANK BORROWINGS

Bank borrowings were as follows as of the respective balance sheet dates:

	December 31	June 30
	2022	2023
	RMB	RMB	US$
Long-term bank borrowing, current portion	-	-	-
Long-term bank borrowing, non-current portion	10,000	10,000	1,379
	10,000	10,000	1,379

On December 13, 2021, Youxu Zibo entered into a three-year bank facility agreement with Bank of Qishang, a commercial bank in China, pursuant to which Youxu Zibo was entitled to borrow a loan of RMB10,000 with an annual interest rate of 6.87% for working capital needs. Youxu Zibo drew down the amount in full. A manufacturing facility of Youxu Zibo was pledged as collateral for this loan.